Schedule of Investments (unaudited) March 31, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Aerospace & Defense — 2.0%
Boeing Co. (The)	9,607	$3,664,302
General Dynamics Corp.	3,911	662,054
Raytheon Co.	28,809	5,245,543

		9,571,899

Airlines — 0.2%
Southwest Airlines Co.	14,479	751,605

Banks — 5.6%
Bank of America Corp.	203,421	5,612,385
BB&T Corp.(a)	120,329	5,598,908
Citizens Financial Group, Inc.	113,325	3,683,062
Cullen/Frost Bankers, Inc.	2,425	235,395
East West Bancorp, Inc.	12,651	606,868
First Republic Bank	2,302	231,259
IBERIABANK Corp.	6,308	452,347
JPMorgan Chase & Co.	76,081	7,701,680
PNC Financial Services Group, Inc. (The)	5,660	694,256
Regions Financial Corp.	12,447	176,125
Wells Fargo & Co.	39,327	1,900,281
Western Alliance Bancorp(b)	5,684	233,271

		27,125,837
Beverages — 2.0%
Keurig Dr Pepper, Inc.	3,281	91,770
Molson Coors Brewing Co., Class B	3,162	188,613
Monster Beverage Corp.(b)	23,176	1,264,946
PepsiCo, Inc.	67,083	8,221,022

		9,766,351

Biotechnology — 4.1%
AbbVie, Inc.	39,955	3,219,973
Amgen, Inc.	31,659	6,014,577
Biogen, Inc.(b)	2,067	488,598
Celgene Corp.(b)	12,748	1,202,646
Genomic Health, Inc.(b)	7,255	508,213
Gilead Sciences, Inc.	96,519	6,274,700
Incyte Corp.(b)	4,498	386,873
Regeneron Pharmaceuticals, Inc.(b)	2,018	828,631
Vertex Pharmaceuticals, Inc.(b)	4,986	917,175

		19,841,386

Building Products — 0.4%
Allegion plc	19,985	1,812,839

Capital Markets — 2.4%
Charles Schwab Corp. (The)	131,103	5,605,964
Evercore, Inc., Class A	4,726	430,066
FactSet Research Systems, Inc.	3,630	901,220
Moelis & Co., Class A	26,606	1,107,075
Morgan Stanley	53,714	2,266,731
TD Ameritrade Holding Corp.	23,634	1,181,464

		11,492,520

Security	Shares	Value

Chemicals — 1.4%
Air Products & Chemicals, Inc.	23,789	$4,542,747
Eastman Chemical Co.	10,014	759,862
Ecolab, Inc.	7,942	1,402,081

		6,704,690

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	2,930	235,513
Waste Connections, Inc.	1,916	169,739
Waste Management, Inc.	10,148	1,054,479

		1,459,731

Communications Equipment — 1.2%
Ciena Corp.(b)	16,923	631,905
Cisco Systems, Inc.	73,832	3,986,190
Motorola Solutions, Inc.	9,294	1,305,063

		5,923,158

Construction & Engineering — 0.0%
Fluor Corp.	4,451	163,797

Construction Materials — 0.1%
Vulcan Materials Co.	2,500	296,000

Consumer Finance — 0.9%
American Express Co.	32,452	3,547,004
Discover Financial Services	13,909	989,764

		4,536,768

Containers & Packaging — 0.8%
Packaging Corp. of America	5,202	516,975
Westrock Co.	92,807	3,559,148

		4,076,123

Diversified Consumer Services — 0.1%
H&R Block, Inc.(a)	18,279	437,599

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(b)	34,133	6,856,978

Diversified Telecommunication Services —1.3%
Verizon Communications, Inc.	106,737	6,311,359

Electric Utilities — 1.6%
Evergy, Inc.	15,557	903,084
IDACORP, Inc.	20,773	2,067,744
Pinnacle West Capital Corp.	30,053	2,872,466
Xcel Energy, Inc.	37,894	2,130,022

		7,973,316

Electrical Equipment — 1.4%
AMETEK, Inc.	14,644	1,215,013
Generac Holdings, Inc.(b)	6,181	316,652
Rockwell Automation, Inc.	30,661	5,379,779

		6,911,444

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	28,125	2,710,406
Corning, Inc.	7,376	244,146
National Instruments Corp.	45,450	2,016,162

		4,970,714

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.5%
Halliburton Co.	79,189	$2,320,238
Nabors Industries Ltd.	38,421	132,168

		2,452,406

Entertainment — 0.8%
Netflix, Inc.(b)	3,653	1,302,514
Viacom, Inc., Class B	51,439	1,443,893
Walt Disney Co. (The)	10,255	1,138,612

		3,885,019

Equity Real Estate Investment Trusts (REITs) — 4.7%
Equity LifeStyle Properties, Inc.	33,040	3,776,472
First Industrial Realty Trust, Inc.	49,434	1,747,986
Host Hotels & Resorts, Inc.	45,956	868,568
Outfront Media, Inc.	41,105	961,857
Park Hotels & Resorts, Inc.	75,988	2,361,707
Prologis, Inc.(a)	86,932	6,254,757
Realty Income Corp.	14,967	1,100,973
RLJ Lodging Trust	68,352	1,200,945
Simon Property Group, Inc.	24,657	4,492,752

		22,766,017

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	13,130	3,179,298
Performance Food Group Co.(b)	6,893	273,239

		3,452,537

Food Products — 1.9%
Archer-Daniels-Midland Co.	84,179	3,630,641
Hershey Co. (The)	37,034	4,252,614
Lamb Weston Holdings, Inc.	11,997	899,055
Tyson Foods, Inc., Class A	4,114	285,635

		9,067,945

Gas Utilities — 0.4%
Atmos Energy Corp.	20,596	2,119,946

Health Care Equipment & Supplies — 2.3%
IDEXX Laboratories, Inc.(b)	1,558	348,369
Masimo Corp.(b)	6,284	868,952
Medtronic plc	41,705	3,798,491
STERIS plc	4,377	560,387
Stryker Corp.	28,888	5,705,958

		11,282,157

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	18,612	1,480,026
Anthem, Inc.	552	158,413
Cardinal Health, Inc.	8,637	415,871
Humana, Inc.	6,525	1,735,650
McKesson Corp.	12,367	1,447,681
UnitedHealth Group, Inc.	34,056	8,420,687

		13,658,328

Health Care Technology — 0.8%(b)
Cerner Corp.	32,792	1,876,030
Veeva Systems, Inc., Class A(a)	15,293	1,940,070

		3,816,100

Hotels, Restaurants & Leisure — 2.1%
Aramark	25,557	755,209

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.	56,409	$2,861,064
Darden Restaurants, Inc.	16,858	2,047,741
Domino’s Pizza, Inc.	3,045	785,915
Extended Stay America, Inc.	55,942	1,004,159
Las Vegas Sands Corp.	29,109	1,774,485
Norwegian Cruise Line Holdings Ltd.(b)	12,955	712,007
Royal Caribbean Cruises Ltd.	652	74,732

		10,015,312

Household Durables — 0.1%
Garmin Ltd.	2,066	178,399
Whirlpool Corp.(a)	1,514	201,196

		379,595

Household Products — 0.4%
Church & Dwight Co., Inc.	26,193	1,865,727

Industrial Conglomerates — 0.9%
3M Co.	15,792	3,281,262
Honeywell International, Inc.	5,270	837,508

		4,118,770

Insurance — 3.3%
Allstate Corp. (The)	28,949	2,726,417
American Financial Group, Inc.	13,315	1,281,036
Arthur J Gallagher & Co.	19,398	1,514,984
Athene Holding Ltd., Class A(b)	53,624	2,187,859
First American Financial Corp.	18,817	969,076
Hartford Financial Services Group, Inc. (The)	36,308	1,805,234
Lincoln National Corp.	15,048	883,318
Travelers Cos., Inc. (The)	23,653	3,244,245
Unum Group	42,109	1,424,547

		16,036,716

Interactive Media & Services — 3.8%(b)
Alphabet, Inc., Class A	2,700	3,177,603
Alphabet, Inc., Class C	5,534	6,493,097
Facebook, Inc., Class A	42,485	7,081,825
Twitter, Inc.	32,264	1,060,840
Yelp, Inc.	23,902	824,619

		18,637,984

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(b)	9,808	17,465,596

IT Services — 6.0%
Amdocs Ltd.	12,812	693,257
Automatic Data Processing, Inc.	34,440	5,501,446
Booz Allen Hamilton Holding Corp.	27,468	1,596,990
Broadridge Financial Solutions, Inc.	6,900	715,461
Fidelity National Information Services, Inc.	21,144	2,391,386
First Data Corp., Class A(b)	9,871	259,311
GoDaddy, Inc., Class A(b)	14,890	1,119,579
Mastercard, Inc., Class A	36,780	8,659,851
Paychex, Inc.	46,734	3,748,067
PayPal Holdings, Inc.(b)	3,034	315,051
Square, Inc., Class A(b)	1,420	106,386
Total System Services, Inc.	1,266	120,283
VeriSign, Inc.(a)(b)	17,072	3,099,592
Visa, Inc., Class A	5,810	907,464

		29,234,124

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	5,786	$465,079

Machinery — 3.7%
Crane Co.	63,726	5,392,494
Illinois Tool Works, Inc.	5,649	810,801
Ingersoll-Rand plc	33,763	3,644,716
PACCAR, Inc.	72,303	4,926,726
Snap-on, Inc.(a)	19,574	3,063,723

		17,838,460

Media — 2.4%
AMC Networks, Inc., Class A(b)	35,773	2,030,475
CBS Corp. (Non-Voting), Class B	30,856	1,466,585
Comcast Corp., Class A	34,799	1,391,264
Fox Corp., Class B(b)	1,511	54,215
Interpublic Group of Cos., Inc. (The)	171,368	3,600,442
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	15,131	577,702
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	14,234	544,308
Sinclair Broadcast Group, Inc., Class A	21,641	832,746
Sirius XM Holdings, Inc.	201,213	1,140,878
Tribune Media Co., Class A	1,588	73,270

		11,711,885

Metals & Mining — 0.1%
Steel Dynamics, Inc.	20,018	706,035

Multiline Retail — 1.3%
Kohl’s Corp.	11,752	808,185
Macy’s, Inc.	7,306	175,563
Target Corp.	65,515	5,258,234

		6,241,982

Multi-Utilities — 0.1%
Avista Corp.	6,190	251,438
CMS Energy Corp.	871	48,375

		299,813

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	43,037	1,957,323
Cabot Oil & Gas Corp.	26,528	692,381
Chevron Corp.	40,371	4,972,900
ConocoPhillips	51,976	3,468,878
Continental Resources, Inc.(b)	3,796	169,947
Encana Corp.	9,792	70,894
Exxon Mobil Corp.	10,525	850,420
Kinder Morgan, Inc.	72,283	1,446,383
Occidental Petroleum Corp.	15,936	1,054,963
Phillips 66	19,501	1,855,910
Suncor Energy, Inc.	31,570	1,023,815

		17,563,814

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	6,835	1,131,534
Herbalife Nutrition Ltd.(b)	2,286	121,135
Nu Skin Enterprises, Inc., Class A	19,295	923,459

		2,176,128

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	27,506	1,312,311
Johnson & Johnson	87,880	12,284,745
Merck & Co., Inc.	103,823	8,634,959

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	3,029	$128,642
Zoetis, Inc.	19,189	1,931,757

		24,292,414

Professional Services — 1.1%
IHS Markit Ltd.(b)	5,478	297,893
Insperity, Inc.	30,477	3,768,786
Robert Half International, Inc.(a)	20,712	1,349,594

		5,416,273

Road & Rail — 0.9%
Landstar System, Inc.	25,143	2,750,393
Lyft, Inc., Class A(b)	20,366	1,594,454
Schneider National, Inc., Class B	4,456	93,799

		4,438,646

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom, Inc.	5,993	1,802,155
Cirrus Logic, Inc.(b)	10,542	443,502
Intel Corp.	99,045	5,318,716
QUALCOMM, Inc.	6,919	394,591
Texas Instruments, Inc.	16,031	1,700,408
Xilinx, Inc.	15,445	1,958,272

		11,617,644

Software — 6.9%
ACI Worldwide, Inc.(b)	22,069	725,408
Adobe, Inc.(b)	7,883	2,100,741
Dropbox, Inc., Class A(b)	46,636	1,016,665
Intuit, Inc.	9,315	2,435,034
LogMeIn, Inc.	6,366	509,917
Microsoft Corp.	92,197	10,873,714
New Relic, Inc.(b)	3,915	386,411
Oracle Corp.	64,806	3,480,730
Palo Alto Networks, Inc.(b)	1,388	337,117
RingCentral, Inc., Class A(b)	1,674	180,457
salesforce.com, Inc.(b)	43,728	6,925,203
ServiceNow, Inc.(b)	4,411	1,087,267
Splunk, Inc.(b)	4,103	511,234
Synopsys, Inc.(b)	4,953	570,338
Tableau Software, Inc., Class A(b)	15,428	1,963,676
Ultimate Software Group, Inc. (The)(b)	559	184,543

		33,288,455

Specialty Retail — 1.0%
Best Buy Co., Inc.	5,464	388,272
Dick’s Sporting Goods, Inc.(a)	13,090	481,843
Home Depot, Inc. (The)	20,433	3,920,888

		4,791,003

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	78,142	14,843,073
Dell Technologies, Inc., Class C(b)	70,604	4,143,749
HP, Inc.	73,280	1,423,830
Pure Storage, Inc., Class A(b)	39,459	859,812

		21,270,464

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.(b)	6,176	1,012,061
NIKE, Inc., Class B	47,369	3,988,943
VF Corp.	13,869	1,205,355

		6,206,359

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(b)	9,140	$397,133

Tobacco — 0.3%
Philip Morris International, Inc.	16,293	1,440,138

Trading Companies & Distributors — 0.2%
WESCO International, Inc.(b)	13,755	729,153

Water Utilities — 0.4%
American Water Works Co., Inc.	19,189	2,000,645

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	11,805	362,768

Total Common Stocks — 99.1% (Cost: $449,664,668)		480,492,684

Total Long-Term Investments — 99.1% (Cost: $449,664,668)		480,492,684

Security	Shares	Value

Short-Term Securities — 1.6%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	3,879,337	$3,879,337
SL Liquidity Series, LLC, Money Market Series, 2.67%(d)	4,062,671	4,063,890

Total Short-Term Securities — 1.6% (Cost: $7,943,227)		7,943,227

Total Investments — 100.7% (Cost: $457,607,895)		488,435,911

Liabilities in Excess of Other Assets — (0.7)%		(3,566,150)

Net Assets — 100.0%		$484,869,761

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,753,078	(873,741)	3,879,337	$3,879,337	$23,758		$—	$—
SL Liquidity Series, LLC, Money Market Series	13,426,942	(9,364,271)	4,062,671	4,063,890	7,356	(b)	3,987	832

				$7,943,227	$31,114		$3,987	$832

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	38	06/21/19	$5,392	$63,473

Glossary of Terms Used in this Report

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$480,492,684	$—	$—	$480,492,684
Short-Term Securities	3,879,337	—	—	3,879,337

Subtotal	$484,372,021	$—	$—	$484,372,021

Investments valued at NAV(b)				4,063,890

Total Investments				$488,435,911

Derivative Financial Instruments(c)
Assets:
Equity contracts	$63,473	$—	$—	$63,473

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

5